Long-term debt (Details) - Ares Capital Credit Agreement [Member] - USD ($)		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Jul. 31, 2021
Long-term debt (Details) [Line Items]
Interest rate		6.83%
Debt issuance costs		$ 5,100,000
Amortization of debt issuance cost		$ 700,000	$ 800,000
Term Loan [Member]
Long-term debt (Details) [Line Items]
Line of credit facility	$ 5,000,000			$ 232,000,000
Interest rate		9.40%	10.00%
Quarterly principal payments	$ 580,000
Debt instrument, maturity date	Jul. 19, 2028
Revolving Credit Facility [Member]
Long-term debt (Details) [Line Items]
Line of credit facility				$ 25,000,000
Debt instrument, maturity date		Jul. 19, 2026
Commitment fee percentage		0.50%
Outstanding borrowings		$ 0	$ 0
Unused amount of credit available		$ 25,000,000	$ 25,000,000
Maximum [Member] | Term Loan [Member]
Long-term debt (Details) [Line Items]
Basis spread on variable rate		5.50%
Minimum [Member] | Term Loan [Member]
Long-term debt (Details) [Line Items]
Basis spread on variable rate		5.65%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Term Loan [Member]
Long-term debt (Details) [Line Items]
Basis spread on variable rate		5.40%	5.40%
Prime Rate [Member] | Term Loan [Member]
Long-term debt (Details) [Line Items]
Basis spread on variable rate		4.50%
New York Federal Reserve Bank Rate [Member] | Term Loan [Member]
Long-term debt (Details) [Line Items]
Basis spread on variable rate		5.00%
Interest Rate Floor [Member] | Term Loan [Member]
Long-term debt (Details) [Line Items]
Basis spread on variable rate		75.00%